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ROPES & GRAY LLP
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October 3, 2003                                             Russell G. Aborn
                                                            (617) 951-7009
                                                            raborn@ropesgray.com



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Western Asset Funds, Inc. (the "Fund") (File Nos. 33-34929 and 811-06110)

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Fund's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A, which was filed by electronic transmission on October 1, 2003.

Please direct any questions you may have with respect to this filing to me at the number indicated above or, in my absence, to Stephen Tate (617-951-7176) of this office

Best Regards,

/s/ Russell G. Aborn

Russell G. Aborn